SHAREHOLDERS' EQUITY AND REDEEMABLE CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY AND REDEEMABLE CONVERTIBLE PREFERRED SHARES [Abstract]
SHAREHOLDERS' EQUITY AND REDEEMABLE CONVERTIBLE PREFERRED SHARES
NOTE 9:	SHAREHOLDERS’ EQUITY AND REDEEMABLE CONVERTIBLE PREFERRED SHARES

a)	Shareholders’ Equity

As of December 31, 2018, the Company had 8,265,988 ordinary shares of NIS 0.015 par value issued and outstanding and 26,667 warrants to purchase ordinary shares. As of December 31, 2019, the Company had 35,230,253 ordinary shares of NIS 0.015 par value issued and outstanding. Upon the closing of the Company’s IPO in April 2019, warrants to purchase 26,667 ordinary shares were exercised on a cashless basis resulting an issuance of 18,472 ordinary shares.

Each ordinary share confers upon its holder the right to one vote and to receive dividends as declared by the Board of Directors, which prior to the IPO was subject to the priority rights of holders of preferred shares.

In April 2019, the Company completed its IPO in which it sold 8,855,000 ordinary shares to the public, including 1,155,000 ordinary shares pursuant to an option granted to the underwriters. Upon the execution of the IPO, the Company’s outstanding redeemable convertible preferred shares were converted into 16,416,749 ordinary shares. The remaining increase in the issued and outstanding ordinary shares during 2019 was attributable to exercises of stock options.

The Company’s ordinary shares are traded on the New York Stock Exchange under the ticker symbol “TUFN”.

b)	Redeemable Convertible Preferred Shares

1.	Between December 2007 and September 2014, the Company entered into four Preferred Share Purchase Agreements with certain investors.

As of December 31, 2018, the Company’s redeemable convertible preferred shares of NIS 0.015 par value amounted to $26,699 thousand.

Shares of redeemable convertible preferred stock were not mandatorily redeemable. However, a liquidation or deemed liquidation event would have constituted a redemption event that was outside of the Company’s control. As such, all shares of redeemable convertible preferred stock were presented outside of permanent equity. The Company had not adjusted the carrying values of the redeemable convertible preferred stock to the deemed liquidation values of such shares since a liquidation event was not probable as of December 31, 2018. Subsequent adjustments to increase or decrease the carrying values to the ultimate liquidation values would have been made only if and when it became probable that such a liquidation event will occur.

2.
As of December 31, 2018, the rights, preferences and privileges with respect to the preferred shares were stipulated in the Company’s then-effective Articles of Association. A summary of significant provisions is outlined below.

i.	Right of First Refusal : Until an IPO, each preferred shareholder had a right of first refusal with respect to a transfer of all or any of the shares or other securities of the Company by any shareholder with certain specified exceptions.

ii.	Bring Along: If, at any time prior to an IPO, shareholders holding at least 70% of the total preferred shares of all series (“Preferred Majority”) would accept an offer to sell all of their shares to a third party pursuant to a purchase offer from such third party, and such offer was conditioned upon the sale of all remaining outstanding shares to such third party, then all remaining shareholders, including the founders of the Company, were required to sell their shares in such transaction, on the same terms and conditions of such purchase offer, provided that such purchase offer would be allocated in accordance with the liquidation preferences.

iii.	Liquidation Preference: Until a qualified IPO, in the event of any liquidation or deemed liquidation, the assets would have been distributed among the shareholders as follows:

i.	The holders of preferred D shares were entitled to receive from the distributable proceeds an amount equal to 1.5 times their investment reduced by any amounts already paid to such holders in respect of their preferred D shares. In the event that the distributable proceeds were insufficient for such distribution as described above, then the distributable proceeds were distributed or allocated to the holders of preferred D shares on a pro-rata basis.

ii.	The holders of preferred C shares were entitled to receive from the remaining distributable proceeds (if any) their investment plus any declared but unpaid dividends, reduced by any amounts already paid to such holders in respect of their preferred C shares;

iii.	The holders of preferred B shares were entitled to receive from the remaining distributable proceeds (if any) an amount equal to 1.55 times their investment plus any declared but unpaid dividends, reduced by any amounts already paid to such holders in respect of their preferred B shares;

iv.	The holders of preferred A shares were entitled to receive from the remaining distributable proceeds (if any) an amount equal to 1.33 times their investment plus any declared but unpaid dividends, reduced by any amounts already paid to such holders in respect of their preferred A shares.

v.	Any remaining distributable proceeds would have been distributed among all the holders of ordinary shares of the Company, including holders of preferred shares.

vi.
In the event the distributable proceeds in a liquidation or deemed liquidation equalled or exceeded $136.9 million, then the foregoing liquidation preferences for preferred A, B and C shares would be disregarded, and in the event the distributable proceeds in a liquidation or deemed liquidation would have provided the holders of the preferred D shares an amount per each preferred D share equal to three times their investment, then the liquidation preference would have also been disregarded with respect to the preferred D shares

iv.
Dividend Preference: The preferred shareholders were entitled to receive, at a dividend distribution, an amount equal to the total amount paid by each preferred shareholder in consideration of its preferred shares according to the order of preference and ratio specified in the liquidation preference section above.

v.
Protective provisions : In addition, until a qualified IPO, the Preferred Majority had certain rights with regard to the amendment of the Articles of Association of the Company, the recapitalization of its shares, effecting a liquidation event, declaring dividends, or performing a merger or IPO.

vi.
Conversion and conversion price adjustment: Each preferred share was convertible, at the option of the holder of such share, at any time after the purchase date of such share, into such number of fully paid and nonassessable ordinary shares of the Company as determined by dividing the applicable original issue price for such class of shares by the conversion price at the time in effect for such class of shares. The initial conversion price per each preferred share was the original issue price for such class of shares, such that the initial conversion rate was one to one; provided, however, that the conversion price for each preferred share was subject to adjustment in accordance with any recapitalization event and pursuant to the anti-dilution provisions set forth herein.

Notwithstanding anything to the contrary herein, each preferred share would automatically be converted into fully paid and non-assessable ordinary shares at the then applicable conversion rate, upon: (i) a qualified IPO, which was defined in the Company’s Articles of Association as an IPO at a minimum pre-money valuation of $250 million and resulting in minimum gross proceeds to the Company of $50 million; or (ii) upon the written consent of the majority of the outstanding preferred shares (including the holders of two thirds or more of the preferred D shares).

As mentioned above, the Company’s redeemable convertible preferred shares were converted into 16,416,749 ordinary shares following the completion of the Company’s IPO in April 2019. As of December 31, 2019, the Company had no redeemable convertible preferred shares issued or outstanding.